Restricted Stock Units	3 Months Ended
Mar. 31, 2022
Restricted Stock Units
Restricted Stock Units

16. Restricted Stock Units

During the three months ended March 31, 2022, the Company granted 650,000 (2021 – 150,000) restricted stock units (“RSUs”) as consideration for management and consulting contracts. The RSUs were valued at $84,721 (2021 - $36,900) based on the fair market value of the closing price of the common stock of the Company at the grant date and are recognized evenly over the vesting period. Within 30 days of vesting, the RSUs are exchanged for shares of common stock of the Company.

During the three months ended March 31, 2022, 50,000 common stock valued at $7,450 relating to the vested 50,000 RSUs during the year ended December 31, 2021, were issued (Note 13).

For the three months ended March 31, 2022, the Company recognized $84,721 (2021 - $36,900) in stock-based compensation expense for RSUs granted and vested (Note 13). At March 31, 2022 and 2021, the Company has no unrecognized compensation expense related to RSUs.

	Number of restricted stock units	Weighted average fair value per award
Balance, December 31, 2020	–	$–
Granted	1,325,000	0.16
Vested	(1,325,000)	0.16
Balance, December 31, 2021	–	–
Granted	650,000	0.13
Vested	(650,000)	0.13
Balance, March 31, 2022	–	–